INCOME TAX AND DEFERRED TAX, Income Tax (Expense)/Gain (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX AND DEFERRED TAX [Abstract]
Current income tax	$ (1,607,237)	$ (49,381,853)	$ (83,127,502)
Deferred income tax	(18,500,679)	(3,747,882)	5,864,622
Total income tax	$ (20,107,916)	$ (53,129,735)	$ (77,262,880)